Revenues - Schedule of Revenues (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Equipment sales	€ 1,560	€ 1,378	€ 1,474
Services	18,264	17,655	18,258
Revenues on construction contracts	4	(8)	(13)
Total	€ 19,828	€ 19,025	€ 19,719